Financial risk management (Details) - USD ($) $ in Thousands		1 Months Ended	8 Months Ended	12 Months Ended
	Feb. 15, 2017	Feb. 28, 2017	Sep. 04, 2019	Dec. 31, 2019	Dec. 31, 2018	Oct. 11, 2019
Financial risk management
Principal amount - Gross				$ 144,388	$ 135,919
Borrowings				158,999	141,012
Credit facilities
Financial risk management
Principal amount				100,000	250,000
Principal amount - Gross				62,835	135,919
Borrowings				58,049	133,314
ABL Revolver
Financial risk management
Borrowings				50,200		$ 4,500
Senior Notes due 2022
Financial risk management
Principal amount	$ 350,000			$ 350,000	350,000
Fixed Interest Rate	9.375%
Redemption price of notes at change of control	101.00%			101.00%
Senior Notes due 2022 issued by Ferroglobe PLC
Financial risk management
Principal amount	$ 150,000
Interest rate risk
Financial risk management
Borrowings				$ 158,999	141,012
Interest rate risk | Credit facilities
Financial risk management
Principal amount - Gross				62,835	135,919
Foreign currency risk
Financial risk management
Percentage of Principal and Interest Payments		55.00%
Foreign currency risk | Senior Notes due 2022
Financial risk management
Principal amount		$ 350,000
Foreign currency risk | Senior Notes due 2022 issued by Ferroglobe PLC
Financial risk management
Principal amount				150,000
Liquidity risk
Financial risk management
Cessation of percentage of voting interest which occur in change in control	100.00%
Liquidity risk | ABL Revolver
Financial risk management
Principal amount				$ 100,000
Repayment term of revolver				3 months
Liquidity risk | Senior Notes due 2022
Financial risk management
Principal amount	$ 350,000
Fixed Interest Rate	9.375%
Redemption price of notes at change of control	101.00%
Liquidity risk | Revolving Credit Facility
Financial risk management
Borrowings				$ 58,049
Grupo Villar Mir, S.A.U.
Financial risk management
Ownership interest as a percentage	53.90%			54.00%
Grupo Villar Mir, S.A.U. | Liquidity risk
Financial risk management
Ownership interest as a percentage				54.00%
Minimum
Financial risk management
Change in percentage of voting stock held other than by permitted holders and its affiliates to occur change in control				35.00%
Minimum | Liquidity risk
Financial risk management
Change in percentage of voting stock held other than by permitted holders and its affiliates to occur change in control	35.00%
Securitizations
Financial risk management
Trade receivables sold under securitization program			$ 1,127,000		2,059,000
Percentage Of Invoice Amount Of Eligible Receivables				98.00%
Securitizations | Liquidity risk
Financial risk management
Upfront cash consideration				$ 58,339	$ 227,360
Term of the securitization program					2 years
Trade receivables authorized to be sold				$ 150,000
Percentage Of Invoice Amount Of Eligible Receivables					99.00%